Fair Values Of Financial Instruments - Summary of Put- Underlying (Details) - Scenario Changes Percentage Price [Member]	12 Months Ended
Dec. 31, 2023
2X5N2D001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	2.69%
2X5N2D001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.55%
2X5N2D001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
2X5N2D001 [Member] | Scenario One Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
2X5N2D001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
2X5N2D001 [Member] | Scenario One Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
2X5N2D001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
2X5N2D001 [Member] | Scenario Four Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
2X5N2D001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
3X4N4C001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	3.86%
3X4N4C001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	1.70%
3X4N4C001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
3X4N4C001 [Member] | Scenario One Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
3X4N4C001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
3X4N4C001 [Member] | Scenario One Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
3X4N4C001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
3X4N4C001 [Member] | Scenario Four Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
3X4N4C001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4N9P001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	3.33%
4X4N9P001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	1.18%
4X4N9P001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4N9P001 [Member] | Scenario One Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4N9P001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4N9P001 [Member] | Scenario One Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4N9P001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4N9P001 [Member] | Scenario Four Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4N9P001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NDD001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	3.33%
4X4NDD001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	1.18%
4X4NDD001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NDD001 [Member] | Scenario One Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NDD001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NDD001 [Member] | Scenario One Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NDD001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NDD001 [Member] | Scenario Four Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NDD001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NOB001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	3.33%
4X4NOB001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	1.18%
4X4NOB001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NOB001 [Member] | Scenario One Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NOB001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NOB001 [Member] | Scenario One Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NOB001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NOB001 [Member] | Scenario Four Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NOB001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NOE001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	3.33%
4X4NOE001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	1.18%
4X4NOE001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NOE001 [Member] | Scenario One Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NOE001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NOE001 [Member] | Scenario One Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NOE001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NOE001 [Member] | Scenario Four Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
4X4NOE001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
PRBNOB001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	3.33%
PRBNOB001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	1.18%
PRBNOB001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
PRBNOB001 [Member] | Scenario One Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
PRBNOB001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
PRBNOB001 [Member] | Scenario One Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
PRBNOB001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
PRBNOB001 [Member] | Scenario Four Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
PRBNOB001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
T5XNDD001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	3.31%
T5XNDD001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	1.15%
T5XNDD001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
T5XNDD001 [Member] | Scenario One Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
T5XNDD001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
T5XNDD001 [Member] | Scenario One Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
T5XNDD001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
T5XNDD001 [Member] | Scenario Four Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
T5XNDD001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
T5XNDD002 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	3.31%
T5XNDD002 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	1.15%
T5XNDD002 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
T5XNDD002 [Member] | Scenario One Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
T5XNDD002 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
T5XNDD002 [Member] | Scenario One Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
T5XNDD002 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
T5XNDD002 [Member] | Scenario Four Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
T5XNDD002 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJD6U001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	5.36%
TDJD6U001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	3.17%
TDJD6U001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	1.06%
TDJD6U001 [Member] | Scenario One Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJD6U001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJD6U001 [Member] | Scenario One Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJD6U001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJD6U001 [Member] | Scenario Four Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJD6U001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJN6U001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	5.36%
TDJN6U001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	3.17%
TDJN6U001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	1.06%
TDJN6U001 [Member] | Scenario One Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJN6U001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJN6U001 [Member] | Scenario One Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJN6U001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJN6U001 [Member] | Scenario Four Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJN6U001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJN6U002 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	5.36%
TDJN6U002 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	3.17%
TDJN6U002 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	1.06%
TDJN6U002 [Member] | Scenario One Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJN6U002 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJN6U002 [Member] | Scenario One Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJN6U002 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJN6U002 [Member] | Scenario Four Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJN6U002 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJNOV001 [Member] | Scenario Six Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	5.36%
TDJNOV001 [Member] | Scenario Four Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	3.17%
TDJNOV001 [Member] | Scenario Two Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	1.06%
TDJNOV001 [Member] | Scenario One Percent Decrease [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJNOV001 [Member] | Scenario Zero Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJNOV001 [Member] | Scenario One Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJNOV001 [Member] | Scenario Two Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJNOV001 [Member] | Scenario Four Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%
TDJNOV001 [Member] | Scenario Six Percent Increase [Member]
Disclosure Of Sensitivity Analysis Of Sell Options To Changes In Underlying Asset [Line Items]
Percentage Increase Decrease In Final Price Due To Reasonably Possible Increase In Underlying Asset	0.00%